Financial Assets And Liabilities - Summary Of Sensitivity Analysis For Types Of Market Risk (Detail) - Market Risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government Bonds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 243	$ 380
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ (243)	$ (380)
Mutual Funds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 20,044	$ 12,567
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ (20,044)	$ (12,567)